Investments in joint ventures and joint operations - Additional information (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of joint ventures [line items]
Additional capital contributions			£ 119	£ 1,424
Loss for the period	£ (28,676)	£ (18,596)	(44,168)	(24,065)
RE Ventures I, LLC
Disclosure of joint ventures [line items]
Additional capital contributions			119	1,424
Loss for the period			£ 564	£ 743